UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® New York Municipal
Income Fund

April 30, 2009

1.800351.105

NFY-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.9%
	Principal Amount (000s)	Value (000s)
Guam - 0.0%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 6% 7/1/25	$ 1,100	$ 970
New York - 92.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	2,761
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series 2007 A1, 5% 8/1/12	500	502
Series 2007 A2, 5% 8/1/11	750	756
Erie County Gen. Oblig. Series 2002 A:
5% 9/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,625	2,761
5% 9/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,680	1,757
5% 9/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	1,036
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,609
5.75% 5/1/20 (FSA Insured)	1,400	1,480
5.75% 5/1/21	1,755	1,846
5.75% 5/1/22	4,900	5,131
5.75% 5/1/23	1,000	1,045
Series 2004:
5.75% 5/1/17	5,950	6,642
5.75% 5/1/19 (FSA Insured)	5,000	5,482
5.75% 5/1/23 (FSA Insured)	9,620	10,240
5.75% 5/1/25 (FSA Insured)	2,000	2,107
5.75% 5/1/26	8,985	9,412
Series 2007 A, 5.75% 5/1/27	5,000	5,234
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,485	3,547
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,107
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,674
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) Series 2001, 5% 12/1/10 (a)	7,000	6,969
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	2,010	1,337
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	18,547
Series 2006 E, 5% 12/1/17	10,000	10,695
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Series 2009 A:
5.75% 4/1/39	$ 6,500	$ 6,657
6.25% 4/1/33	1,655	1,792
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,101
5.75% 7/1/31	3,025	3,085
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000	3,118
5.5% 7/1/23	5,000	5,105
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,304
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured) (b)	1,000	1,029
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,519
5% 8/1/13	1,650	1,637
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	1,039
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	75	78
Series 2001 B, 5.875% 11/1/11	540	561
Series 2001 C, 5.625% 11/1/10	270	274
Series 2001 D, 5.625% 11/1/10	1,225	1,272
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,095
Series 2000 A, 6.5% 5/15/11	195	206
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,712
Series 2002 A, 5.75% 8/1/14	5,000	5,453
Series 2002 A1, 5.25% 11/1/14	1,350	1,434
Series 2002 B:
5.75% 8/1/14	3,000	3,272
5.75% 8/1/15	3,500	3,789
Series 2003 A:
5.5% 8/1/14	3,205	3,539
5.5% 8/1/20	7,000	7,341
Series 2003 E, 5.25% 8/1/14	3,390	3,676
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2003 J:
5.5% 6/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 3,575	$ 3,784
5.5% 6/1/19	2,395	2,537
5.5% 6/1/20 (AMBAC Insured)	6,000	6,282
Series 2004 B, 5.25% 8/1/15	9,855	10,742
Series 2005 F, 5.25% 8/1/12	2,000	2,114
Series 2005 G:
5.25% 8/1/16	9,010	9,980
5.625% 8/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000	3,278
Series 2005 O, 5% 6/1/22	5,000	5,105
Series 2006 A, 5% 8/1/19	3,000	3,134
Series 2008 A1, 5.25% 8/15/27	15,000	15,275
Series 2008 D1, 5.125% 12/1/23	5,000	5,152
Series I-1, 5% 4/1/17	7,215	7,773
New York City Health & Hosp. Corp. Rev.:
Series 2002 A:
5.5% 2/15/16 (FSA Insured)	2,605	2,759
5.5% 2/15/17 (FSA Insured)	3,000	3,159
5.5% 2/15/18 (FSA Insured)	2,500	2,618
5.5% 2/15/19 (FSA Insured)	1,250	1,302
Series 2008 A, 5.5% 2/15/21	9,630	10,192
New York City Indl. Dev. Agcy. Civic Facility Rev. (Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,300
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	1,575	1,575
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	3,989
Series 2002 A:
5% 6/15/32	5,000	5,016
5.125% 6/15/34	16,500	16,581
Series 2002 G:
5.125% 6/15/32	3,000	3,020
5.125% 6/15/32 (FGIC Insured)	4,750	4,770
Series 2003 A, 5.125% 6/15/34	4,200	4,221
Series 2003 E:
5% 6/15/34	2,000	2,007
5% 6/15/38	2,975	2,982
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2005 D:
5% 6/15/37	$ 16,090	$ 16,156
5% 6/15/38	20,050	20,122
5% 6/15/39	3,755	3,714
5% 6/15/39	2,800	2,803
Series 2008 AA, 5% 6/15/27	10,000	10,254
Series 2009 A, 5.75% 6/15/40	9,800	10,563
Series 2009 DD, 6% 6/15/40	1,060	1,158
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	2,879
Series 2008 S1, 5% 1/15/34	10,000	9,523
Series 2009 S1:
5.5% 7/15/31	5,000	5,104
5.5% 7/15/38	2,900	2,925
5.625% 7/15/38	2,900	2,951
Series 2009 S2, 6% 7/15/38	7,500	7,861
Series 2009 S3, 5.375% 1/15/34	3,935	3,942
Series 2009 S4:
5.5% 1/15/34	1,000	1,011
5.5% 1/15/39	4,000	4,036
5.75% 1/15/39	2,900	2,980
New York City Transitional Fin. Auth. Rev.:
Series 2001 C, 5.375% 2/1/17	1,000	1,060
Series 2002 A, 5.375% 11/15/21	1,100	1,162
Series 2003 D:
5% 2/1/31	20,025	20,084
5.25% 2/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	9,385	10,099
5.25% 2/1/19	8,075	8,566
5.25% 2/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,000	5,270
Series 2004 B:
5% 8/1/32	5,000	5,011
5.25% 8/1/19	3,000	3,232
Series 2004 C:
5% 2/1/28	15,000	15,188
5% 2/1/33 (FGIC Insured)	7,350	7,371
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,277
New York City Trust Cultural Resources Rev.:
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,242
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev.: - continued
(The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (a)	$ 4,000	$ 4,014
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	48,000	40,666
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2005 B, 5.5% 3/15/22	7,025	8,107
Series 2008 B, 5.75% 3/15/36	8,000	8,617
Series 2006 C, 5% 12/15/31	10,000	10,088
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,457
5.75% 7/1/13 (AMBAC Insured)	3,000	3,228
Series C, 7.5% 7/1/10	2,695	2,788
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,900	2,193
6% 7/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,500	2,889
(Cornell Univ. Proj.) Series 2009 A:
5% 7/1/22	1,730	1,913
5% 7/1/23	1,315	1,438
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,385	2,386
5.85% 8/1/40	9,500	9,422
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	14,132
5.5% 5/15/21 (AMBAC Insured)	10,000	10,767
5.5% 5/15/28	2,700	2,817
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	2,635	2,814
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	1,875
5% 7/1/14	2,510	2,397
Series 2007 A:
5% 7/1/10	1,000	1,000
5% 7/1/11	1,365	1,357
5% 7/1/12	1,530	1,507
(New York Univ. Proj.):
Series 1998 A, 5.75% 7/1/27	11,000	12,555
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	$ 3,000	$ 3,329
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	796
5.5% 7/1/19 (AMBAC Insured)	1,705	1,785
5.5% 7/1/20 (AMBAC Insured)	860	898
Series 2008 A, 5.25% 7/1/48	10,000	10,093
Series 2008 B, 5.25% 7/1/48	8,000	8,075
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	1,968
5% 5/1/21	1,315	1,248
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,500	1,560
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,011
6.125% 12/1/29	1,000	777
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	10,825	11,720
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,485	1,531
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,600	2,829
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	500	545
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guar Corp. Insured)	18,915	18,479
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	8,855	9,689
Series B, 7.5% 5/15/11	1,035	1,150
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,000	2,030
5.5% 3/1/39	2,500	2,522
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,241
5% 7/1/39	19,005	18,485
(Upstate Cmnty. Colleges Proj.) Series 2005 B, 5.5% 7/1/22 (Nat'l. Pub. Fin. Guar Corp. Insured)	10,090	11,125
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	$ 1,095	$ 1,105
6% 7/1/15	1,160	1,160
6% 7/1/16	1,230	1,216
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	706
5.375% 7/1/17 (AMBAC Insured)	370	389
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	1,135	1,172
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	30,260	33,026
Series 2002 B:
5.25%, tender 5/15/12 (a)	10,415	11,033
6% 10/1/22 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,775	2,882
6% 10/1/29 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,600	5,694
6%, tender 5/15/12 (a)	11,000	11,889
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,345	3,489
5.25% 7/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,745	1,809
5.25% 7/1/22 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,835	1,892
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,071
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	544
Series 2002 D:
5% 6/15/20	9,000	9,459
5.125% 6/15/31	6,900	7,012
Series 2002 G, 5.25% 10/15/20	1,255	1,302
Series 2004 F, 5% 6/15/34	4,825	4,877
Series 2003 I, 5% 6/15/24	2,000	2,084
Series 2004 D, 5% 2/15/34	12,150	12,284
Series 2005 B, 5.5% 10/15/21	3,985	4,704
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1996 C, 5.85% 7/15/15	30	30
Series A, 7% 6/15/12	190	190
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	1,115	1,239
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	$ 10,000	$ 10,006
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	13,818
Series 2009 A:
5.5% 11/15/39	10,000	10,126
5.625% 11/15/39	6,000	6,153
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,133
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,420
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	4,000	4,165
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,179
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,300	3,084
Series 2007 B:
5% 11/15/26	8,185	8,063
5% 11/15/28	2,235	2,191
Series 2008 A, 5.25% 11/15/36	15,000	14,533
Series 2008 C, 6.5% 11/15/28	9,445	10,425
New York Pwr. Auth. Series 2000 A, 5.25% 11/15/40	25,860	25,995
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,573
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	10,663
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	3,000	2,039
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,722
5.25% 1/1/27	6,570	6,722
Series 2007 H:
5% 1/1/21	5,755	6,138
5% 1/1/25	13,000	13,283
5% 1/1/26	4,000	4,053
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	9,660	10,531
5.5% 4/1/20 (AMBAC Insured)	43,375	48,625
Series 2007 B, 5% 4/1/27	6,750	6,787
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	$ 4,180	$ 4,468
5.25% 3/15/25	8,000	8,500
5.25% 3/15/26	12,080	12,731
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/15	6,200	6,671
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series 2002 A, 5.5%, tender 1/1/11 (a)	1,880	1,959
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,339
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,000	5,716
Series 2004 A2, 5.5% 3/15/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	23,000	26,443
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,474
5% 1/1/24 (FSA Insured)	5,975	6,213
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/10 (Escrowed to Maturity) (c)	95	101
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	118
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	120
7.5% 3/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	970	1,187
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	136
7.5% 3/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,100	1,360
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,038
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,078
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series 2004 A, 5% 12/1/10	1,095	1,101
Series 2007 B, 5.25% 12/1/32	680	529
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,126
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	4,305	4,140
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,198
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	$ 3,255	$ 3,321
5.25% 6/1/22 (AMBAC Insured)	5,270	5,347
5.5% 6/1/14	13,125	13,146
5.5% 6/1/15	6,700	6,835
5.5% 6/1/16	17,500	17,798
5.5% 6/1/17	7,000	7,155
5.5% 6/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000	3,121
5.5% 6/1/19	4,600	4,714
Series 2003 C1, 5% 6/1/11	405	405
Series 2003B 1C:
5.5% 6/1/14	5,000	5,008
5.5% 6/1/15	11,800	12,038
5.5% 6/1/17	5,700	5,826
5.5% 6/1/18	3,800	3,895
5.5% 6/1/19	13,620	13,958
5.5% 6/1/21	12,070	12,267
5.5% 6/1/22	9,700	9,791
Series 2003B C1:
5.5% 6/1/16	10,040	10,314
5.5% 6/1/20	16,000	16,332
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	1,705	1,776
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,399
Series 2007 A, 5% 11/15/27	6,410	6,603
Series 2008 A:
5% 11/15/37	13,000	12,961
5.25% 11/15/38	14,500	14,835
Series 2001 A:
5% 1/1/32	3,010	3,014
5% 1/1/32 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,455	1,458
Series 2002 A, 5.25% 1/1/19	1,100	1,159
		1,460,306
New York & New Jersey - 3.2%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,008
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	3,936
134th Series, 5% 1/15/39	10,000	10,039
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
136th Series, 5.25% 11/1/16 (b)	$ 4,510	$ 4,804
138th Series, 5% 12/1/13 (b)	4,500	4,848
141st Series, 5% 9/1/18 (b)	6,045	6,260
147th Series, 5% 10/15/17 (b)	5,000	5,330
85th Series, 5.375% 3/1/28	6,205	6,773
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured) (b)	5,000	4,957
		49,955
Puerto Rico - 1.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	2,867
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	900
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	4,150	4,045
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,000	4,904
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,540
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,034
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,032
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	9,000	1,008
		17,330
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $1,545,028)	1,528,561
NET OTHER ASSETS - 3.1%	48,689
NET ASSETS - 100%	$ 1,577,250
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,528,561	$ -	$ 1,528,561	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,544,903,000. Net unrealized depreciation aggregated $16,342,000, of which $17,942,000 related to appreciated investment securities and $34,284,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor New York
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2009

Class A, Class T, Class B, Class C and Institutional Class
are classes of Fidelity® New York Municipal Income Fund

1.815813.104

ASNM-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.9%
	Principal Amount (000s)	Value (000s)
Guam - 0.0%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 6% 7/1/25	$ 1,100	$ 970
New York - 92.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	3,000	2,761
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Bard College Proj.):
Series 2007 A1, 5% 8/1/12	500	502
Series 2007 A2, 5% 8/1/11	750	756
Erie County Gen. Oblig. Series 2002 A:
5% 9/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,625	2,761
5% 9/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,680	1,757
5% 9/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	1,036
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,609
5.75% 5/1/20 (FSA Insured)	1,400	1,480
5.75% 5/1/21	1,755	1,846
5.75% 5/1/22	4,900	5,131
5.75% 5/1/23	1,000	1,045
Series 2004:
5.75% 5/1/17	5,950	6,642
5.75% 5/1/19 (FSA Insured)	5,000	5,482
5.75% 5/1/23 (FSA Insured)	9,620	10,240
5.75% 5/1/25 (FSA Insured)	2,000	2,107
5.75% 5/1/26	8,985	9,412
Series 2007 A, 5.75% 5/1/27	5,000	5,234
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series 2003 A, 5.375% 2/1/23 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,485	3,547
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/14	1,000	1,107
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,674
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) Series 2001, 5% 12/1/10 (a)	7,000	6,969
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	2,010	1,337
Series 2006 A, 5.25% 12/1/20 (FGIC Insured)	17,780	18,547
Series 2006 E, 5% 12/1/17	10,000	10,695
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev.: - continued
Series 2009 A:
5.75% 4/1/39	$ 6,500	$ 6,657
6.25% 4/1/33	1,655	1,792
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A:
5.5% 7/1/20	3,000	3,101
5.75% 7/1/31	3,025	3,085
Series 2002 B:
5.5% 7/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000	3,118
5.5% 7/1/23	5,000	5,105
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,304
Monroe County Arpt. Auth. Arpt. Rev. Series 2004, 5.25% 1/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured) (b)	1,000	1,029
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.) Series 2005:
5% 8/1/11	1,510	1,519
5% 8/1/13	1,650	1,637
(Nazareth College Rochester Proj.) Series 2001, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000	1,039
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	75	78
Series 2001 B, 5.875% 11/1/11	540	561
Series 2001 C, 5.625% 11/1/10	270	274
Series 2001 D, 5.625% 11/1/10	1,225	1,272
New York City Gen. Oblig.:
Series 1997 B, 6.5% 8/15/11	1,000	1,095
Series 2000 A, 6.5% 5/15/11	195	206
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,712
Series 2002 A, 5.75% 8/1/14	5,000	5,453
Series 2002 A1, 5.25% 11/1/14	1,350	1,434
Series 2002 B:
5.75% 8/1/14	3,000	3,272
5.75% 8/1/15	3,500	3,789
Series 2003 A:
5.5% 8/1/14	3,205	3,539
5.5% 8/1/20	7,000	7,341
Series 2003 E, 5.25% 8/1/14	3,390	3,676
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2003 J:
5.5% 6/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 3,575	$ 3,784
5.5% 6/1/19	2,395	2,537
5.5% 6/1/20 (AMBAC Insured)	6,000	6,282
Series 2004 B, 5.25% 8/1/15	9,855	10,742
Series 2005 F, 5.25% 8/1/12	2,000	2,114
Series 2005 G:
5.25% 8/1/16	9,010	9,980
5.625% 8/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000	3,278
Series 2005 O, 5% 6/1/22	5,000	5,105
Series 2006 A, 5% 8/1/19	3,000	3,134
Series 2008 A1, 5.25% 8/15/27	15,000	15,275
Series 2008 D1, 5.125% 12/1/23	5,000	5,152
Series I-1, 5% 4/1/17	7,215	7,773
New York City Health & Hosp. Corp. Rev.:
Series 2002 A:
5.5% 2/15/16 (FSA Insured)	2,605	2,759
5.5% 2/15/17 (FSA Insured)	3,000	3,159
5.5% 2/15/18 (FSA Insured)	2,500	2,618
5.5% 2/15/19 (FSA Insured)	1,250	1,302
Series 2008 A, 5.5% 2/15/21	9,630	10,192
New York City Indl. Dev. Agcy. Civic Facility Rev. (Spence School, Inc. Proj.) Series 2002, 5% 7/1/27	3,255	3,300
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	1,575	1,575
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	3,989
Series 2002 A:
5% 6/15/32	5,000	5,016
5.125% 6/15/34	16,500	16,581
Series 2002 G:
5.125% 6/15/32	3,000	3,020
5.125% 6/15/32 (FGIC Insured)	4,750	4,770
Series 2003 A, 5.125% 6/15/34	4,200	4,221
Series 2003 E:
5% 6/15/34	2,000	2,007
5% 6/15/38	2,975	2,982
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2005 D:
5% 6/15/37	$ 16,090	$ 16,156
5% 6/15/38	20,050	20,122
5% 6/15/39	3,755	3,714
5% 6/15/39	2,800	2,803
Series 2008 AA, 5% 6/15/27	10,000	10,254
Series 2009 A, 5.75% 6/15/40	9,800	10,563
Series 2009 DD, 6% 6/15/40	1,060	1,158
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	2,879
Series 2008 S1, 5% 1/15/34	10,000	9,523
Series 2009 S1:
5.5% 7/15/31	5,000	5,104
5.5% 7/15/38	2,900	2,925
5.625% 7/15/38	2,900	2,951
Series 2009 S2, 6% 7/15/38	7,500	7,861
Series 2009 S3, 5.375% 1/15/34	3,935	3,942
Series 2009 S4:
5.5% 1/15/34	1,000	1,011
5.5% 1/15/39	4,000	4,036
5.75% 1/15/39	2,900	2,980
New York City Transitional Fin. Auth. Rev.:
Series 2001 C, 5.375% 2/1/17	1,000	1,060
Series 2002 A, 5.375% 11/15/21	1,100	1,162
Series 2003 D:
5% 2/1/31	20,025	20,084
5.25% 2/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	9,385	10,099
5.25% 2/1/19	8,075	8,566
5.25% 2/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,000	5,270
Series 2004 B:
5% 8/1/32	5,000	5,011
5.25% 8/1/19	3,000	3,232
Series 2004 C:
5% 2/1/28	15,000	15,188
5% 2/1/33 (FGIC Insured)	7,350	7,371
Series A, 5.5% 11/15/17 (FGIC Insured)	6,725	7,277
New York City Trust Cultural Resources Rev.:
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	3,200	3,242
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev.: - continued
(The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (a)	$ 4,000	$ 4,014
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	48,000	40,666
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2005 B, 5.5% 3/15/22	7,025	8,107
Series 2008 B, 5.75% 3/15/36	8,000	8,617
Series 2006 C, 5% 12/15/31	10,000	10,088
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A:
5.75% 7/1/13	6,000	6,457
5.75% 7/1/13 (AMBAC Insured)	3,000	3,228
Series C, 7.5% 7/1/10	2,695	2,788
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,900	2,193
6% 7/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,500	2,889
(Cornell Univ. Proj.) Series 2009 A:
5% 7/1/22	1,730	1,913
5% 7/1/23	1,315	1,438
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	2,385	2,386
5.85% 8/1/40	9,500	9,422
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	14,132
5.5% 5/15/21 (AMBAC Insured)	10,000	10,767
5.5% 5/15/28	2,700	2,817
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	2,635	2,814
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/13	1,930	1,875
5% 7/1/14	2,510	2,397
Series 2007 A:
5% 7/1/10	1,000	1,000
5% 7/1/11	1,365	1,357
5% 7/1/12	1,530	1,507
(New York Univ. Proj.):
Series 1998 A, 5.75% 7/1/27	11,000	12,555
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	$ 3,000	$ 3,329
Series 2001 2:
5.5% 7/1/17 (AMBAC Insured)	755	796
5.5% 7/1/19 (AMBAC Insured)	1,705	1,785
5.5% 7/1/20 (AMBAC Insured)	860	898
Series 2008 A, 5.25% 7/1/48	10,000	10,093
Series 2008 B, 5.25% 7/1/48	8,000	8,075
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	1,968
5% 5/1/21	1,315	1,248
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,500	1,560
(Orange Reg'l. Med. Ctr. Proj.) Series 2008:
5.5% 12/1/12	3,125	3,011
6.125% 12/1/29	1,000	777
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	10,825	11,720
Series 2002 E, 5.75% 10/1/22 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,485	1,531
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,600	2,829
Series 2002 I, 5.75% 10/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	500	545
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guar Corp. Insured)	18,915	18,479
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	8,855	9,689
Series B, 7.5% 5/15/11	1,035	1,150
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,000	2,030
5.5% 3/1/39	2,500	2,522
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,241
5% 7/1/39	19,005	18,485
(Upstate Cmnty. Colleges Proj.) Series 2005 B, 5.5% 7/1/22 (Nat'l. Pub. Fin. Guar Corp. Insured)	10,090	11,125
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series 2003 A:
6% 7/1/14	$ 1,095	$ 1,105
6% 7/1/15	1,160	1,160
6% 7/1/16	1,230	1,216
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/16 (AMBAC Insured)	670	706
5.375% 7/1/17 (AMBAC Insured)	370	389
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	1,135	1,172
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	30,260	33,026
Series 2002 B:
5.25%, tender 5/15/12 (a)	10,415	11,033
6% 10/1/22 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,775	2,882
6% 10/1/29 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,600	5,694
6%, tender 5/15/12 (a)	11,000	11,889
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,345	3,489
5.25% 7/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,745	1,809
5.25% 7/1/22 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,835	1,892
Series 2005 F, 5% 3/15/35 (FSA Insured)	5,000	5,071
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002 B, 5.25% 6/15/16	500	544
Series 2002 D:
5% 6/15/20	9,000	9,459
5.125% 6/15/31	6,900	7,012
Series 2002 G, 5.25% 10/15/20	1,255	1,302
Series 2004 F, 5% 6/15/34	4,825	4,877
Series 2003 I, 5% 6/15/24	2,000	2,084
Series 2004 D, 5% 2/15/34	12,150	12,284
Series 2005 B, 5.5% 10/15/21	3,985	4,704
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 1996 C, 5.85% 7/15/15	30	30
Series A, 7% 6/15/12	190	190
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	1,115	1,239
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	$ 10,000	$ 10,006
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2002 A, 5.5% 11/15/26	13,575	13,818
Series 2009 A:
5.5% 11/15/39	10,000	10,126
5.625% 11/15/39	6,000	6,153
New York Metropolitan Trans. Auth. Rev.:
Series 2002 A, 5.75% 11/15/32	10,000	10,133
Series 2003 A, 5.5% 11/15/19 (FGIC Insured)	5,000	5,420
Series 2003 B, 5.25% 11/15/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	4,000	4,165
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,179
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,300	3,084
Series 2007 B:
5% 11/15/26	8,185	8,063
5% 11/15/28	2,235	2,191
Series 2008 A, 5.25% 11/15/36	15,000	14,533
Series 2008 C, 6.5% 11/15/28	9,445	10,425
New York Pwr. Auth. Series 2000 A, 5.25% 11/15/40	25,860	25,995
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,573
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	10,663
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	3,000	2,039
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,722
5.25% 1/1/27	6,570	6,722
Series 2007 H:
5% 1/1/21	5,755	6,138
5% 1/1/25	13,000	13,283
5% 1/1/26	4,000	4,053
New York Thruway Auth. Hwy. & Bridge Trust Fund:
Series 2005 B:
5% 4/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	9,660	10,531
5.5% 4/1/20 (AMBAC Insured)	43,375	48,625
Series 2007 B, 5% 4/1/27	6,750	6,787
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	$ 4,180	$ 4,468
5.25% 3/15/25	8,000	8,500
5.25% 3/15/26	12,080	12,731
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/15	6,200	6,671
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Series 2002 A, 5.5%, tender 1/1/11 (a)	1,880	1,959
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	10,339
(State Facilities and Equip. Proj.) Series 2004 A2, 5.5% 3/15/22 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,000	5,716
Series 2004 A2, 5.5% 3/15/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	23,000	26,443
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,474
5% 1/1/24 (FSA Insured)	5,975	6,213
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/10 (Escrowed to Maturity) (c)	95	101
7.5% 3/1/11 (Escrowed to Maturity) (c)	105	118
7.5% 3/1/16 (Escrowed to Maturity) (c)	90	120
7.5% 3/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	970	1,187
7.5% 3/1/17 (Escrowed to Maturity) (c)	100	136
7.5% 3/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,100	1,360
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,038
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,078
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.):
Series 2004 A, 5% 12/1/10	1,095	1,101
Series 2007 B, 5.25% 12/1/32	680	529
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,126
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series 2002 B, 6% 11/1/22	4,305	4,140
Taconic Hills Central School District at Craryville Series 2002, 5% 6/15/16 (FGIC Insured)	1,130	1,198
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	$ 3,255	$ 3,321
5.25% 6/1/22 (AMBAC Insured)	5,270	5,347
5.5% 6/1/14	13,125	13,146
5.5% 6/1/15	6,700	6,835
5.5% 6/1/16	17,500	17,798
5.5% 6/1/17	7,000	7,155
5.5% 6/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000	3,121
5.5% 6/1/19	4,600	4,714
Series 2003 C1, 5% 6/1/11	405	405
Series 2003B 1C:
5.5% 6/1/14	5,000	5,008
5.5% 6/1/15	11,800	12,038
5.5% 6/1/17	5,700	5,826
5.5% 6/1/18	3,800	3,895
5.5% 6/1/19	13,620	13,958
5.5% 6/1/21	12,070	12,267
5.5% 6/1/22	9,700	9,791
Series 2003B C1:
5.5% 6/1/16	10,040	10,314
5.5% 6/1/20	16,000	16,332
Triborough Bridge & Tunnel Auth. Revs.:
(Convention Ctr. Proj.) Series E, 7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	1,705	1,776
(MTA Bridges and Tunnels Proj.):
Series 2006 A, 5% 11/15/31	4,375	4,399
Series 2007 A, 5% 11/15/27	6,410	6,603
Series 2008 A:
5% 11/15/37	13,000	12,961
5.25% 11/15/38	14,500	14,835
Series 2001 A:
5% 1/1/32	3,010	3,014
5% 1/1/32 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,455	1,458
Series 2002 A, 5.25% 1/1/19	1,100	1,159
		1,460,306
New York & New Jersey - 3.2%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000	3,008
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	4,175	3,936
134th Series, 5% 1/15/39	10,000	10,039
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
136th Series, 5.25% 11/1/16 (b)	$ 4,510	$ 4,804
138th Series, 5% 12/1/13 (b)	4,500	4,848
141st Series, 5% 9/1/18 (b)	6,045	6,260
147th Series, 5% 10/15/17 (b)	5,000	5,330
85th Series, 5.375% 3/1/28	6,205	6,773
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured) (b)	5,000	4,957
		49,955
Puerto Rico - 1.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	2,867
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/27	1,000	900
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	4,150	4,045
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,000	4,904
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,540
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,034
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,032
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	9,000	1,008
		17,330
TOTAL INVESTMENT PORTFOLIO - 96.9% (Cost $1,545,028)	1,528,561
NET OTHER ASSETS - 3.1%	48,689
NET ASSETS - 100%	$ 1,577,250
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,528,561	$ -	$ 1,528,561	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,544,903,000. Net unrealized depreciation aggregated $16,342,000, of which $17,942,000 related to appreciated investment securities and $34,284,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2009